Document and Entity Information	12 Months Ended
Nov. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jun 30, 2012
Registrant Name	Highland Funds I
Central Index Key	0001354917
Amendment Flag	false
Document Creation Date	Mar 5, 2013
Document Effective Date	Mar 5, 2013
Prospectus Date	Nov 1, 2012

HIGHLAND FUNDS I

(formerly Pyxis Funds I)

Highland Long/Short Equity Fund

(formerly Pyxis Long/Short Equity Fund)

Supplement dated March 5, 2013 to the Class A, Class C and Class Z Shares Summary Prospectus, Prospectus and Statement of Additional Information for Highland Long/Short Equity Fund, each dated November 1, 2012, as supplemented from time to time.

This Supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and Statement of Additional Information and should be read in conjunction with the Summary Prospectus, Prospectus and Statement of Additional Information.

CONTRACTUAL FEE WAIVER – HIGHLAND LONG/SHORT EQUITY FUND

Effective immediately, the fee table and expense example for the Highland Long/Short Equity Fund under the heading “Annual Fund Operating Expenses” and “Expense Example” on page 10 of the Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Z
Management Fees(2)	2.45%	2.45%	2.45%
Distribution and Service (12b-1) Fees	0.35%	1.00%	None
Other Expenses	0.86%	0.86%	0.86%
Dividend Expense on Short Sales	0.53%	0.53%	0.53%
Remainder of Other Expenses	0.33%	0.33%	0.33%
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses(1)	3.71%	4.36%	3.36%
Management Fee Waiver (2)	1.25%	1.25%	1.25%
Total Annual Fund Operating Expenses After Management Fee Waiver	2.46%	3.11%	2.11%

(1)	Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
(2)	Highland Capital Management Fund Advisors, L.P. (the “Adviser”) has contractually agreed to waive 1.25% of the Fund’s management fee. This fee waiver will continue through at least October 31, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Management Fee Waiver for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$785	$1,514	$2,261	$4,216
Class C: if you did not sell your shares if you did not sell your shares	$314	$1,209	$2,114	$4,429
if you sold all your shares at the end of the period	$414	$1,209	$2,114	$4,429
Class Z	$214	$917	$1,643	$3,789

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Highland Funds I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Supplement [Text Block]	hf8_SupplementTextBlock

HIGHLAND FUNDS I

(formerly Pyxis Funds I)

Highland Long/Short Equity Fund

(formerly Pyxis Long/Short Equity Fund)

Supplement dated March 5, 2013 to the Class A, Class C and Class Z Shares Summary Prospectus, Prospectus and Statement of Additional Information for Highland Long/Short Equity Fund, each dated November 1, 2012, as supplemented from time to time.

This Supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and Statement of Additional Information and should be read in conjunction with the Summary Prospectus, Prospectus and Statement of Additional Information.

CONTRACTUAL FEE WAIVER – HIGHLAND LONG/SHORT EQUITY FUND

Effective immediately, the fee table and expense example for the Highland Long/Short Equity Fund under the heading “Annual Fund Operating Expenses” and “Expense Example” on page 10 of the Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Z
Management Fees(2)	2.45%	2.45%	2.45%
Distribution and Service (12b-1) Fees	0.35%	1.00%	None
Other Expenses	0.86%	0.86%	0.86%
Dividend Expense on Short Sales	0.53%	0.53%	0.53%
Remainder of Other Expenses	0.33%	0.33%	0.33%
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses(1)	3.71%	4.36%	3.36%
Management Fee Waiver (2)	1.25%	1.25%	1.25%
Total Annual Fund Operating Expenses After Management Fee Waiver	2.46%	3.11%	2.11%

(1)	Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
(2)	Highland Capital Management Fund Advisors, L.P. (the “Adviser”) has contractually agreed to waive 1.25% of the Fund’s management fee. This fee waiver will continue through at least October 31, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Management Fee Waiver for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$785	$1,514	$2,261	$4,216
Class C: if you did not sell your shares if you did not sell your shares	$314	$1,209	$2,114	$4,429
if you sold all your shares at the end of the period	$414	$1,209	$2,114	$4,429
Class Z	$214	$917	$1,643	$3,789

Highland Long/Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf8_SupplementTextBlock

HIGHLAND FUNDS I

(formerly Pyxis Funds I)

Highland Long/Short Equity Fund

(formerly Pyxis Long/Short Equity Fund)

Supplement dated March 5, 2013 to the Class A, Class C and Class Z Shares Summary Prospectus, Prospectus and Statement of Additional Information for Highland Long/Short Equity Fund, each dated November 1, 2012, as supplemented from time to time.

This Supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and Statement of Additional Information and should be read in conjunction with the Summary Prospectus, Prospectus and Statement of Additional Information.

CONTRACTUAL FEE WAIVER – HIGHLAND LONG/SHORT EQUITY FUND

Effective immediately, the fee table and expense example for the Highland Long/Short Equity Fund under the heading “Annual Fund Operating Expenses” and “Expense Example” on page 10 of the Prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Z
Management Fees(2)	2.45%	2.45%	2.45%
Distribution and Service (12b-1) Fees	0.35%	1.00%	None
Other Expenses	0.86%	0.86%	0.86%
Dividend Expense on Short Sales	0.53%	0.53%	0.53%
Remainder of Other Expenses	0.33%	0.33%	0.33%
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses(1)	3.71%	4.36%	3.36%
Management Fee Waiver (2)	1.25%	1.25%	1.25%
Total Annual Fund Operating Expenses After Management Fee Waiver	2.46%	3.11%	2.11%

(1)	Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
(2)	Highland Capital Management Fund Advisors, L.P. (the “Adviser”) has contractually agreed to waive 1.25% of the Fund’s management fee. This fee waiver will continue through at least October 31, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Expense Example

This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Management Fee Waiver for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$785	$1,514	$2,261	$4,216
Class C: if you did not sell your shares if you did not sell your shares	$314	$1,209	$2,114	$4,429
if you sold all your shares at the end of the period	$414	$1,209	$2,114	$4,429
Class Z	$214	$917	$1,643	$3,789

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2013
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Management Fee Waiver for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Your actual costs may be higher or lower.
Highland Long/Short Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	2.45%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.33%
Dividend Expense on Short Sales	rr_Component3OtherExpensesOverAssets	0.53%
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.71%	[2]
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	1.25%	[1]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	2.46%
1 Year	rr_ExpenseExampleYear01	785
3 Years	rr_ExpenseExampleYear03	1,514
5 Years	rr_ExpenseExampleYear05	2,261
10 Years	rr_ExpenseExampleYear10	4,216
Highland Long/Short Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	2.45%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.33%
Dividend Expense on Short Sales	rr_Component3OtherExpensesOverAssets	0.53%
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.36%	[2]
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	1.25%	[1]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	3.11%
1 Year	rr_ExpenseExampleYear01	414
3 Years	rr_ExpenseExampleYear03	1,209
5 Years	rr_ExpenseExampleYear05	2,114
10 Years	rr_ExpenseExampleYear10	4,429
1 Year	rr_ExpenseExampleNoRedemptionYear01	314
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,209
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,114
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,429
Highland Long/Short Equity Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	2.45%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.33%
Dividend Expense on Short Sales	rr_Component3OtherExpensesOverAssets	0.53%
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.36%	[2]
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	1.25%	[1]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	2.11%
1 Year	rr_ExpenseExampleYear01	214
3 Years	rr_ExpenseExampleYear03	917
5 Years	rr_ExpenseExampleYear05	1,643
10 Years	rr_ExpenseExampleYear10	3,789

[1]	Highland Capital Management Fund Advisors, L.P. (the "Adviser") has contractually agreed to waive 1.25% of the Fund's management fee. This fee waiver will continue through at least October 31, 2013, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[2]	Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Highland Funds I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Document Creation Date	dei_DocumentCreationDate	Mar 5, 2013